Fees Summary	Feb. 06, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	138,100.00
Total Offset Amount	0.00
Net Fee	$ 138,100.00
Narrative - Max Aggregate Offering Amount | shares	1,000,000,000
Final Prospectus	true